Accounts payable and accrued liabilities (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other payables [Abstract]
Gain (loss) on settlement of accounts payable and accrued liabilities	$ 0	$ 5,172	$ 321,115